8 DERIVATIVE LIABILITY: Schedule of Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Derivative Liability

Financing Warrants

Balance, December 31, 2014	$1,613,526
Change in fair value and warrant exercises	153,298
Value of exercised warrants	(1,711,824)
Balance, December 31, 2015	$55,000
(31,834)
Value of exercised warrants	(23,166)
Balance, December 31, 2016 and 2017	$-